Summary of Significant Accounting Policies (Details) - Schedule of accounts receivable, net ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)
Schedule of accounts receivable, net [Abstract]
Accounts receivable	¥ 702,666			¥ 529,715
Allowance for doubtful accounts	(20,495)	$ (2,944)	¥ (20,495)	(21,241)	¥ (21,241)	¥ (20,198)	¥ (16,792)
Accounts receivable, net	¥ 682,171	$ 97,988		¥ 508,474